BORROWINGS - Effective interest rates (Details)	Dec. 31, 2019	Dec. 31, 2018
Fixed rate
BORROWINGS
Effective interest rate	3.80%	3.18%
Variable rate
BORROWINGS
Effective interest rate	4.80%	5.02%